Fair Value of Assets and Liabilities - Fair Value, by Balance Sheet Grouping (LendingClub Corp) (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 446,632	$ 322,441
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	446,632	322,441
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents
LendingClub Corp [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		4,629,567,000	$ 4,863,542,000
Total liabilities		4,328,654,000	4,575,556,000
LendingClub Corp [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets
Total liabilities
LendingClub Corp [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		287,137,000	297,211,000
Total liabilities
LendingClub Corp [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		4,342,430,000	4,566,331,000
Total liabilities		4,328,654,000	4,575,556,000
Reported Value Measurement [Member] | LendingClub Corp [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents		515,602,000	623,531,000
Restricted cash		177,810,000	80,733,000
Servicer reserve receivable		4,938,000
Deposits		855,000	871,000
Goodwill		35,633,000
Total assets		734,838,000	705,135,000
Accrued expenses and other liabilities		10,981,000
Accounts payable		10,889,000	5,542,000
Payables to investors		125,884,000	73,162,000
Total liabilities		147,754,000	78,704,000
Portion at Other than Fair Value Measurement [Member] | LendingClub Corp [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents		0	0
Restricted cash		0	0
Servicer reserve receivable		0
Deposits		0	0
Goodwill		0
Total assets		0	0
Accrued expenses and other liabilities		0
Accounts payable		0	0
Payables to investors		0	0
Total liabilities		0	0
Portion at Other than Fair Value Measurement [Member] | LendingClub Corp [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents		515,602,000	623,531,000
Restricted cash		177,810,000	80,733,000
Servicer reserve receivable		4,938,000
Deposits		855,000	871,000
Goodwill		0
Total assets		699,205,000	705,135,000
Accrued expenses and other liabilities		0
Accounts payable		10,889,000	5,542,000
Payables to investors		125,884,000	73,162,000
Total liabilities		136,773,000	78,704,000
Portion at Other than Fair Value Measurement [Member] | LendingClub Corp [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents		0	0
Restricted cash		0	0
Servicer reserve receivable		0
Deposits		0	0
Goodwill		35,633,000
Total assets		35,633,000	0
Accrued expenses and other liabilities		10,981,000
Accounts payable		0	0
Payables to investors		0	0
Total liabilities		10,981,000	0
Estimate of Fair Value Measurement [Member] | LendingClub Corp [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents		515,602,000	623,531,000
Restricted cash		177,810,000	80,733,000
Servicer reserve receivable		4,938,000
Deposits		855,000	871,000
Goodwill		35,633,000
Total assets		734,838,000	705,135,000
Accrued expenses and other liabilities		10,981,000
Accounts payable		10,889,000	5,542,000
Payables to investors		125,884,000	73,162,000
Total liabilities		$ 147,754,000	$ 78,704,000